The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

August 4, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Funds

Post-Effective Amendment No. 109

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Multi-Manager Funds Prospectus; and (ii) Multi-Manager Funds Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 109 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 109 to the Trust’s registration statement was filed with the Commission via EDGAR on July 24, 2015 (Accession No. 0001193125-15-262896) with an effective date of July 31, 2015.

Please do not hesitate to contact the undersigned at (312) 557-3948 if you have any questions.

Very truly yours,

/s/ Owen T. Meacham
Owen T. Meacham, Esq. Assistant Secretary

cc:	Craig R. Carberry, Esq.

Diana E. McCarthy, Esq.